Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000024569
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,002	$ 10,080	$ 10,333	$ 10,921	$ 11,328	$ 10,980	$ 10,155	$ 10,180	$ 10,317	$ 11,182
C000024570
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		9,982	10,040	10,271	10,834	11,216	10,852	10,016	10,009	10,136	10,964
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,145	10,363	10,597	11,619	12,167	11,806	10,819	11,046	11,274	12,047
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	10,000		10,034	10,165	10,470	11,124	11,484	11,187	10,344	10,471	10,700	11,607
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mortgage Backed Securities Index
Accumulated Value	$ 10,000		$ 10,034	$ 10,165	$ 10,470	$ 11,124	$ 11,484	$ 11,187	$ 10,344	$ 10,471	$ 10,700	$ 11,607